Share Capital, Reserves and Retained Earnings - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share capital	€ 55,073	€ 55,073	€ 55,073
Reserves	19,566	20,659	20,448
Retained earnings	(51,659)	(21,726)	(6,576)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 22,980	€ 54,006	€ 68,945